As filed with the Securities and Exchange Commission on December 1, 2000 Registration No. 333-61135

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 8 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)


                                    (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401



It is proposed that this filing will become effective on February 1, 2001 pursuant to paragraph (a) of Rule 485.

Title of securities being registered: interests in the Separate Account under M's Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select   Exec Separate Account of Pacific Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  M's Versatile Product basics; The death benefit

    (b)  Cumulative or distributive securities.........  M's Versatile Product basics; The death benefit



    (c) Withdrawal or redemption..........................................  Withdrawals, surrenders and loans

    (d) Conversion, transfer, etc. .......................................  Withdrawals, surrenders and loans

    (e) Periodic payment plan.............................................  N/A

    (f) Voting rights.....................................................  Voting Rights

    (g) Notice to security holders........................................  Reports we'll send you

    (h) Consents required.................................................  Voting Rights

    (i) Other provisions..................................................  N/A

11. Type of securities comprising units...................................  M's Versatile Product basics

12. Certain information regarding periodic payment plan certificates......  N/A

13. (a) Load, fees, expenses, etc. .......................................  Deductions from your premiums; Surrendering your policy

    (b) Certain information regarding periodic payment plan certificates..  N/A

    (c) Certain percentages...............................................  Deductions from your premiums

    (d) Difference in price...............................................  N/A

    (e) Certain other fees, etc. .........................................  Deductions from your premiums; Surrendering your policy

    (f) Certain other profits or benefits.................................  The death benefit; Your policy's accumulated value

    (g) Ratio of annual charges to income.................................  N/A

14. Issuance of trust's securities........................................  M's Versatile Product basics

15. Receipt and handling of payments from purchasers..........  How premiums work

16. Acquisition and disposition of underlying securities......  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption..................................  Withdrawals, surrenders and loans

18. (a) Receipt, custody and disposition of income............  Your policy's accumulated value

    (b) Reinvestment of distributions.........................  N/A

    (c) Reserves or special funds.............................  N/A

    (d) Schedule of distributions.............................  N/A

19. Records, accounts and reports.............................  Statements and Reports

20. Certain miscellaneous provisions of trust agreement:

    (a) Amendment.............................................  N/A

    (b) Termination...........................................  N/A

    (c) and (d) Trustees, removal and successor...............  N/A

    (e) and (f) Depositors, removal and successor.............  N/A

21. Loans to security holders.................................  Withdrawals, surrenders and loans

22. Limitations on liability..................................  N/A

23. Bonding arrangements......................................  N/A

24. Other material provisions of trust agreement..............  N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor.......................................................  About Pacific Life

26.  Fees received by depositor......................................................  See Items 13(a) and 13(e)

27.  Business of depositor...........................................................  About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor.........  About Pacific Life

29.  Voting securities of depositor..................................................  N/A

30.  Persons controlling depositor...................................................  N/A

31.  Payments by depositor for certain services rendered to trust....................  N/A

32.  Payments by depositor for certain other services rendered to trust..............  N/A

33.  Remuneration of employees of depositor for certain services rendered to trust...  N/A

34.  Remuneration of other persons for certain services rendered to trust............  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states....................................  N/A

36.  Suspension of sales of trust's securities.......................................  N/A

37.  Revocation of authority to distribute...........................................  N/A

38. (a) Method of distribution............  How policies are distributed

    (b) Underwriting agreements...........  How policies are distributed

    (c) Selling agreements................  How policies are distributed

39. (a) Organization of principal
        underwriters......................  How policies are distributed

    (b) N.A.S.D. membership of principal
        underwriters......................  How policies are distributed

40. Certain fees received by principal
    underwriters..........................  How policies are distributed

41. (a) Business of each principal
    underwriter...........................  How policies are distributed

    (b) Branch offices of each principal
        underwriter.......................  N/A

    (c) Salesmen of each principal
        underwriter.......................  N/A

42. Ownership of trust's securities by
    certain persons.......................  N/A

43. Certain brokerage commissions received
    by principal underwriters.............  N/A

44. (a) Method of valuation...............  Your policy's accumulated value

    (b) Schedule as to offering price.....  How premiums work

    (c) Variation in offering price to
        certain persons...................  Monthly deductions

45. Suspension of redemption rights.......  Timing of payments, forms and requests

46.  (a) Redemption valuation..............    Withdrawals, surrenders and loans

     (b) Schedule as to redemption price...    Withdrawals, surrenders and loans

47.  Maintenance of position in
     underlying securities.................    Your investment options

V.   Information Concerning the Trustee
     or Custodian

48.  Organization and regulation               N/A
     of trustee............................

49.  Fees and expenses of trustees.........    N/A

50.  Trustee's lien........................    N/A

VI.  Information Concerning Insurance of
     Holders of Securities

51.  Insurance of holders of trust's
     securities............................    The death benefit

VII. Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities........................    How our accounts work

     (b) Transactions involving elimination
         of underlying securities..........    How our accounts work

     (c) Policy regarding substitution or
         elimination of underlying
         securities........................    See Items 13(a) and 52(a)

     (d) Fundamental policy not otherwise
         covered...........................    N/A

53.  Tax status of trust...................    Variable life insurance and your
                                               taxes

VIII. Financial and Statistical Information

54. Trust's securities during last ten years...  N/A

55. N/A

56. Certain information regarding periodic
    payment plan certificates..................  N/A

57. N/A

58. N/A

59. Financial statements (Instruction 1(c)
    of "Instructions as to the Prospectus" of
    Form S-6)..................................  Financial statements

                                  PROSPECTUS


(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-001027, as filed on May 1, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-002093, as filed on October 2, 2000, and incorporated by reference herein and Post-Effective Amendment No.7 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-002409, as filed on November 30, 2000.)

      Supplement to prospectus dated May 1, 2000 for M's Versatile Product
           Flexible Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following:

An overview of M's
Versatile Product:
Withdrawal and
surrender charges
is revised

The 4th paragraph
of the example is
replaced with:

The most we will
assess on any
surrendered policy
is $6.00 per $1,000
of face amount.

                      ---------------------------------------------------------
The death benefit:     Decreasing the face amount is replaced with:
Changing the face
amount is revised      Here are some additional things you should know about
                       decreasing the face amount:
Coverage segment
refers separately      .  The initial face amount and any additional coverage
to the initial face       segment are eligible for decrease
amount and any            .  on or after the fifth anniversary of its
increase in face             effective date; or
amount.                   .  if its effective date is before the date the
                             endorsement that limits your right to face amount decreases as stated above is added to your policy according to our administrative procedure.
                       .  We'll apply any decrease in the face amount to
                          eligible coverage segments in the following order:
                          .  to the most recent eligible increases you made to
                             the face amount
                          .  to the initial face amount
                       .  We do not charge you for a decrease in face amount.
                       .  We can refuse your request to decrease the face
                          amount if making the change means:
                          .  your policy will end because it no longer
                             qualifies as life insurance
                          .  the distributions we'll be required to make from
                             your policy's accumulated value will be greater than your policy's net cash surrender value
                          .  your policy will become a modified endowment
                             contract and you have not told us in writing that this is acceptable to you.

Supplement dated
FORM NO. 15-#####-00

                      ---------------------------------------------------------
Your policy's          The 5th paragraph of Cost of insurance is replaced
accumulated value:     with:
Monthly deductions
is revised             . Our current cost of insurance rates will apply
                         uniformly to all members of the same class. Any
Class is determined      changes in the cost of insurance rates will apply
by a number of           uniformly to all members of the same class. These
factors, including       rates generally increase as the person's age
the age, risk            increases, and they vary with the number of years the
classification,          policy has been in force. Our current rates are lower
smoking status and       than the guaranteed rates and they will not exceed
gender (unless           the guaranteed rates in the future.
unisex rates are
required) of the       The 2nd paragraph of M&E risk face amount charge under
person insured by      How we calculate the mortality and expense risk charge
the policy, and the    is replaced with:
policy date and
duration.              If you increase the face amount, each increase will
                       have a corresponding face amount charge related to the
                       amount of the increase. The charge is based on the age
                       and risk classification of the person insured by the
                       policy at the time of the increase. We'll specify these
                       charges in a supplemental schedule of benefits at the
                       time of the increase. We'll apply each charge for 10
                       years from the day of the increase. If you decrease the
                       face amount, the charge will remain the same.
                      ---------------------------------------------------------
Withdrawals,           The 3rd bullet line is replaced with:
surrenders and
loans: Surrendering    . Your policy's surrender charge is based on the
your policy is           initial face amount of your policy. The surrender
revised                  charge is calculated at a rate that is based on the
                         age and risk class of the person insured by the policy, and each $1,000 of initial face amount.

                       The 6th bullet line is replaced with:

                       . If you increase your policy's face amount, each
                         increase has a surrender charge based on the amount of the increase and the age and risk classification of the person insured by the policy at the time of the increase, for 10 policy years.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 111 pages.

Supplement dated October 2, 2000 to prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated _________________ to prospectus dated May 1, 2000 consisting of 4 pages

The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940. The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche, LLP, Independent Auditors
Dechert Price & Rhoads, Outside Counsel
The following exhibits:

1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-ART) /1/

       (c) Accounting Benefit Rider (form R98-ABR) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-SPT) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) M&E Risk Charge Endorsement /4/

       (l) Endorsement (E9852T)

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    (a) Participation Agreement between Pacific Life Insurance Company and
             Pacific Select Fund /4/
         (b) M Fund, Inc. Participation Agreement with Pacific Life Insurance Company /4/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /5/

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary /6/

    (b) Form of Illustration of Policy Benefits /6/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /4/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on August 10,
    1998, File No. 333-61135, Accession Number 0001017062-98-001706.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.

/3/ Filed as part of Post-Effective Amendment No. 1 to the Registration
    Statement on Form S-6 via EDGAR on April 27, 1999, File No. 333-61135, Accession Number 0001017062-99-000722.

/4/ Filed as part of Post-Effective Amendment No. 2 to the Registration
    Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.

/5/ Filed as part of Post-Effective Amendment No. 4 to the Registration
    Statement on Form S-6 via EDGAR on May 1, 2000, File No. 333-61135, Accession Number 0001017062-00-001027.

/6/ Filed as part of Post-Effective Amendment No. 7 to the Registration
    Statement on Form S-6 via EDGAR on November 30, 2000, File No. 333-61135, Accession Number 0001017062-00-002409.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certfies that it has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 1st day of December, 2000.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certfies that it has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 1st day of December, 2000.

                                         BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2000
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2000
Glenn S. Schafer*

____________________          Director, Senior Vice President and    __________ , 2000
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2000
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2000
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2000
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2000
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2000
Lynn C. Miller*

*BY: /s/ DAVID R. CARMICHAEL                                          December 1, 2000
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and
 incorporated by reference herein.